SUPPLEMENT DATED JUNE 26, 2002 TO THE MAY 1,2002 STATEMENT OF ADDITIONAL
                  INFORMATION - PART I FOR CDC NVEST STAR FUNDS

                    CDC NVEST STAR ADVISERS FUND (THE "FUND")


The disclosure for the Fund located under "Subadvisory Fees" in the section entitled "Fund Charges and Expenses" is revised to read as follows:


                                                                                Subadvisory fee payable to subadviser
   Fund                Subadviser           Date of Subadvisory Agreement       (as a % of average daily net assets of the Segment)
   ----                ----------           -----------------------------       ---------------------------------------------------


Star Advisers       Harris Associates          10/30/00 as amended              0.650%  of the first $50 million
   Fund                                             06/01/01 (1)                0.600%  of the next $50 million
                                                                                0.550%  of the next $400 million
                                                                                0.500%  of amounts in excess of $500 million

                    Loomis Sayles - Mid         05/18/01 as amended             0.550%  of the first $50 million
                    Cap Growth Segment (2)          06/01/01 (1)                0.500%  of the next $450 million
                                                                                0.475%  of amounts in excess of $500 million

                    Loomis Sayles - Small       10/30/00 as amended             0.550%  of the first $50 million
                      Cap Value Segment             06/01/01 (1)                0.500%  of the next $250 million
                                                                                0.475%  of the next $250 million
                                                                                0.450%  of amounts in excess of $550 million

                         Mercury (3)                09/01/01                    0.550%  of the first $300 million
                                                                                0.500%  of amounts in excess of $300 million


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   (1) The subadvisory agreements with Harris Associates, Loomis Sayles for the
   Mid Cap Growth Segment and Loomis Sayles for the Small Cap Value Segment were amended on June 1, 2001. The purpose of these amendments was to add additional break points to the subadvisory fee structures. The additional break point added for the Harris Associates segment was 0.50% of amounts in excess of $500 million, for the Loomis Sayles Mid Cap Growth Segment was 0.475% of amounts in excess of $550 million and for the Loomis Sayles Small Cap Value Segment was 0.450% of amounts in excess of $500 million.

   (2) Prior to March 1, 2001, Janus Capital Corporation ("Janus Capital") served as subadviser to this segment of the Star Advisers Fund pursuant to a subadvisory agreement providing for a subadvisory fee to be paid to Janus Capital at the same rates as those currently paid to Loomis Sayles.

   (3) Prior to July 1, 2001, Kobrick Funds, LLC ("Kobrick") served as subadviser to this segment of the Star Advisers Fund pursuant to a subadvisory agreement providing for a subadvisory fee to be paid to Kobrick at the annual rate of 0.55% of the first $50 million of the segment's average daily net assets, 0.50% of the next $200 million of the segment's average daily net assets and 0.475% of the segment's average daily net assets in excess of $250 million.




                                                                      SP168-0602